Total Equity - Capital (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Multiple voting shares
Total Equity
Voting percentage of multiple voting shares	41.80%
Number of shares issued (in shares)	1,548,000	1,548,000
Subordinate voting shares
Total Equity
Number of shares issued (in shares)	24,986,170	27,124,093
Number of shares reserved for share-based payments (in shares)	1,869,340	1,696,357